SCHEDULE OF LEASE COMMITMENTS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2022	$ 118,561	$ 166,426
2023	431	84,915
Thereafter
Total lease payments	118,992	251,341
Less: interest	(2,793)	(10,763)
Present value of lease liabilities	$ 116,199	$ 240,578